The Prudential Series Fund
655 Broad Street, 17th Floor
Newark, New Jersey 07102
May 20, 2020
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520
Re:	497(j) Filing for The Prudential Series Fund Registration numbers 002-80896 and 811-03623
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on May 15, 2020.
Thank you for your attention to this filing. Please irect any questions regarding this filing to the undersigned at 973-367-7659.
Sincerely,
/s/ Melissa Gonzalez

Melissa Gonzalez
Assistant Secretary